Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2012
Registrant Name	Cohen & Steers Dividend Value Fund, Inc.
Central Index Key	0001307144
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jun. 28, 2012
Prospectus Date	Jul. 01, 2012